The Gabelli International Small Cap Fund

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 94.0%
	CONSUMER DISCRETIONARY — 18.0%
5,555	AcadeMedia AB†.	$25,732
6,150	Aston Martin Lagonda Global Holdings plc†	39,790
5,500	Beneteau SA	57,849
7,000	Crest Nicholson Holdings plc	32,620
10,000	Gamesys Group plc†	90,617
11,820	GVC Holdings plc	108,040
1,150	Hunter Douglas NV	74,705
2,200	JINS Holdings Inc.	130,423
20,000	Luk Fook Holdings International Ltd.	50,219
25,000	Mandarin Oriental International Ltd.	39,000
140,000	NagaCorp. Ltd.	218,993
9,000	Scandic Hotels Group AB	72,135
2,500	Ted Baker plc	29,786
2,000	Tod’s SpA	98,314
10,000	Treatt plc	49,919
50,000	William Hill plc.	115,362
10,000	Zojirushi Corp.	131,977

		1,365,481

	CONSUMER STAPLES — 16.0%
800	Danone SA	70,472
30,000	Hotel Chocolat Group plc.	139,430
2,420	Interparfums SA	103,661
2,700	Kameda Seika Co. Ltd.	118,738
3,000	Kato Sangyo Co. Ltd.	92,948
1,200	Laurent-Perrier Group	116,930
3,000	Milbon Co. Ltd.	147,607
60	Philip Morris CR AS.	34,636
80,000	Premier Foods plc†	31,870
22,000	PZ Cussons plc	54,776
4,000	Sakata Seed Corp.	136,509
35,000	Stock Spirits Group plc	100,269
1,300	Viscofan SA	60,928

		1,208,774

	MATERIALS — 13.5%
6,000	Alamos Gold Inc., Cl. A.	34,800
13,850	Alamos Gold Inc., Toronto, Cl. A	80,496
18,000	B2Gold Corp.†	58,558
20,000	Centamin plc	30,911
50	Conzzeta AG	43,535
3,000	Detour Gold Corp.†	44,043
3,000	Endeavour Mining Corp.†	57,335
12,000	Hochschild Mining plc	30,247
4,000	JSP Corp.	65,813
3,000	Labrador Iron Ore Royalty Corp.	55,772
4,000	MAG Silver Corp.†	42,510
30,000	Northern Dynasty Minerals Ltd.†	17,625
15,000	OceanaGold Corp.	39,174
4,000	Osisko Gold Royalties Ltd.	37,166
12,000	Sekisui Plastics Co. Ltd.	83,126

Shares		Market Value

20,000	SEMAFO Inc.†	$64,158
2,000	Sumitomo Bakelite Co. Ltd.	78,058
5,000	T Hasegawa Co. Ltd.	92,254
2,000	Torex Gold Resources Inc.†	24,788
25,000	Westgold Resources Ltd.†	42,184

		1,022,553

	INDUSTRIALS — 12.9%
10,000	Aida Engineering Ltd.	80,740
15,000	BBA Aviation plc	57,580
40,000	Chemring Group plc	96,790
2,000	Clarkson plc	60,248
4,000	Loomis AB, Cl. B	140,593
2,500	Nilfisk Holding A/S†	57,957
20,000	Rotork plc	76,601
2,000	Shima Seiki Manufacturing Ltd.	45,817
10,000	Sodick Co. Ltd.	71,399
13,000	Teraoka Seisakusho Co. Ltd.	56,990
500	Warehouses De Pauw CVA, REIT	91,774
6,000	Workspace Group plc, REIT	71,006
8,000	Yushin Precision Equipment Co. Ltd.	69,697

		977,192

	HEALTH CARE — 8.7%
3,428	AddLife AB, Cl. B	89,843
600	Bachem Holding AG, Cl. B	85,847
6,000	CVS Group plc	75,248
900	Gerresheimer AG	64,547
10,000	IRRAS AB†	30,475
25,000	Nanosonics Ltd.†	106,473
230	Siegfried Holding AG	90,451
1,300	Vetoquinol SA	83,316
250	Ypsomed Holding AG	32,263

		658,463

	FINANCIALS — 8.2%
30,000	Brewin Dolphin Holdings plc	116,856
4,000	Kinnevik AB, Cl. B	105,201
14,000	Polar Capital Holdings plc	93,642
4,000	Rothschild & Co.	114,663
13,000	Tamburi Investment Partners SpA	87,992
120,000	Value Partners Group Ltd.	60,477
31,538	XPS Pensions Group plc	44,982

		623,813

	COMMUNICATION SERVICES — 8.1%
1,100	Akatsuki Inc.	67,958
25,000	Entertainment One Ltd.	173,980
30,000	HT&E Ltd.	37,460
7,500	Manchester United plc, Cl. A	123,225
4,190	Modern Times Group MTG AB, Cl. B†	34,724
4,190	Nordic Entertainment Group AB, Cl. B	99,088

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The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATION SERVICES (Continued)
20,000	Sistema PJSFC, GDR	$77,280

		613,715

	INFORMATION TECHNOLOGY — 5.1%
24,285	Equiniti Group plc	64,676
10,000	F-Secure OYJ†	30,410
6,000	Infomart Corp.	93,447
20,000	NCC Group plc	42,837
65,000	Oxford Metrics plc	71,129
6,000	Topcon Corp.	79,519

		382,018

	REAL ESTATE — 2.5%
25,000	Impact Healthcare Reit plc, REIT	34,120
4,000	PATRIZIA AG	74,335
7,000	Tosei Corp.	82,608

		191,063

	COMPUTER SOFTWARE AND SERVICES — 0.8%
3,000	PSI Software AG	61,310

	UTILITIES — 0.2%
75,000	China Everbright Water Ltd.	17,093

	TOTAL COMMON STOCKS	7,121,475

	PREFERRED STOCKS — 0.8%
	HEALTH CARE — 0.8%
1,400	Draegerwerk AG & Co. KGaA, 0.190%	62,136

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 5.2%
$395,000	U.S. Treasury Bills, 1.904% to 1.938%††, 11/21/19 to 12/19/19	$393,722

	TOTAL INVESTMENTS — 100.0% (Cost $8,441,128)	$7,577,333

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
Europe	54.4%	$4,125,431
Japan	22.8	1,725,628
Canada	8.4	633,897
United States	5.2	393,722
Asia/Pacific	5.2	392,081
Latin America	4.0	306,574

	100.0%	$7,577,333

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